Related party transactions - Additional information (Details)	1 Months Ended									12 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Oct. 31, 2019	Oct. 31, 2009 USD ($)	Oct. 31, 2009 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Related Party Transaction [Line Items]
Revenue from Related Parties										$ 1,952	$ 7,200	$ 16,323
Forasen Group
Related Party Transaction [Line Items]
Monthly rent			$ 1,313	¥ 9,200				$ 3,293	¥ 22,400
Renewed term of lease							10 years
Terms of lease			1 year	1 year				10 years	10 years
Zhejiang Tantech Bamboo Technology Co., Ltd.
Related Party Transaction [Line Items]
Terms of lease	10 years	10 years			10 years	10 years
Annual rent	$ 71,292	¥ 459,360			$ 67,526	¥ 459,360
Hangzhou Forasen Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Annual rent			$ 41,639	¥ 283,258
Terms of sublease agreement			2 years	2 years